Income Taxes (Income Taxes Included in The Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deferred tax assets:
Allowance for doubtful accounts	$ 136		$ 96
Accrued warranty	114		109
Unearned revenue	125		151
Accrued expenses	448		303
Net operating losses (NOL) and tax credit carryforwards	3,761		4,398
Other temporary differences	334	[1]	663	[1]
Total gross deferred tax assets	4,918		5,720
Valuation allowance	(2,953)		(3,609)
Deferred tax asset, net of valuation allowance	1,965		2,111
Deferred tax liability:
Property, plant and equipment	(216)		(198)
Net deferred tax assets	$ 1,749		$ 1,913

[1]	Other temporary differences primarily relate to research and development expenses